Risk Management Activities (Details 1) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Cross-currency swap [Member]
Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Abstract]
Derivative not designated as a hedging instrument, Amount of Gain (Loss) Recognized on Derivative, Included in Other (Income) Expense, net	$ (368)	$ (510)	$ 947
Cross-currency swap [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Abstract]
Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)		(2,039)	3,790
Interest rate swap [Member] | Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Abstract]
Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)		(343)	(1,381)
Amount of Loss Reclassified from Accumulated OCI into Income (Effective Portion),Included in Interest Expense	(316)	(1,408)	(701)
Cash Flow Hedging [Member]
Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Abstract]
Amount of Gain (Loss) Recognized in OCI on Derivatives (Effective Portion)		(2,382)	2,409
Amount of Loss Reclassified from Accumulated OCI into Income (Effective Portion),Included in Interest Expense	$ (316)	$ (1,408)	$ (701)